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                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED AUGUST 10, 2006
                                     TO THE
                  ADVISOR CLASS, INVESTOR CLASS AND A&C CLASS
                         PROSPECTUSES DATED MAY 1, 2006


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      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
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[ACCESSOR LOGO]
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           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

================================================================================

Changes to Ranges and Target Allocations of the Allocation Funds
-----------------------------------------------------------------

Accessor Capital has made changes to the ranges and target allocations of the Allocation Funds, which are set out on pages 22, 24, 27, 30, 33 and 36 of the Prospectus. The new ranges and targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        70.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                 10.0%         5-30%
[graphic] Intermediate Fixed-Income        0.0%         0-40%
[graphic] Short-Intermediate Fixed-Income 55.0%        10-60%
[graphic] Mortgage Securities              5.0%         0-40%
MONEY MARKET FUNDS                        30.0%        0%-40%
[graphic] U.S. Government Money**         30.0%         0-40%

____________

*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              33.5%       20%-40%
[graphic] Growth                          12.5%         5-20%
[graphic] Value                            8.0%         5-20%
[graphic] Small to Mid Cap                 4.0%         0-15%
[graphic] International Equity             9.0%         0-15%
FIXED-INCOME FUNDS                        46.5%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  8.0%         5-25%
[graphic] Intermediate Fixed-Income        0.0%         0-40%
[graphic] Short-Intermediate Fixed-Income 33.5%        10-50%
[graphic] Mortgage Securities              5.0%         0-30%
MONEY MARKET FUNDS                        20.0%        0%-30%
[graphic] U.S. Government Money**         20.0%         0-30%

__________________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Balanced Allocation Fund
------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              55.0%        40%-60%
[graphic] Growth                          20.0%         10-30%
[graphic] Value                           14.0%         10-30%
[graphic] Small to Mid Cap                 7.0%          5-20%
[graphic] International Equity            14.0%          5-20%
FIXED-INCOME FUNDS                        36.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  8.0%          0-25%
[graphic] Intermediate Fixed-Income        0.0%          0-30%
[graphic] Short-Intermediate Fixed-Income 25.0%          5-30%
[graphic] Mortgage Securities              3.0%          0-20%
MONEY MARKET FUNDS                         9.0%         0%-20%
[graphic] U.S. Government Money**          9.0%          0-20%

_________________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Growth & Income Allocation Fund
-------------------------------
                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              65.0%        50%-70%
[graphic] Growth                          23.0%         10-30%
[graphic] Value                           17.0%         10-30%
[graphic] Small to Mid Cap                 9.0%          5-20%
[graphic] International Equity            16.0%          5-20%
FIXED-INCOME FUNDS                        30.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  8.0%          5-20%
[graphic] Intermediate Fixed-Income        1.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 18.0%          0-20%
[graphic] Mortgage Securities              3.0%          0-20%
MONEY MARKET FUNDS                         5.0%         0%-20%
[graphic] U.S. Government Money**          5.0%          0-20%

_____________________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Growth Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              85.0%       70%-90%
[graphic] Growth                          30.0%        10-35%
[graphic] Value                           23.0%        10-35%
[graphic] Small to Mid Cap                12.0%         5-25%
[graphic] International Equity            20.0%         5-25%
FIXED-INCOME FUNDS                        13.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  6.0%         0-25%
[graphic] Intermediate Fixed-Income        0.0%         0-15%
[graphic] Short-Intermediate Fixed-Income  6.0%         0-15%
[graphic] Mortgage Securities              1.0%         0-15%
MONEY MARKET FUNDS                         2.0%        0%-10%
[graphic] U.S. Government Money**          2.0%         0-10%

______________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.


Aggressive Growth Allocation Fund
---------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                             100.0%        85%-100%
[graphic] Growth                          35.0%         20-40%
[graphic] Value                           27.0%         20-40%
[graphic] Small to Mid Cap                15.0%          5-30%
[graphic] International Equity            23.0%          5-30%
FIXED-INCOME FUNDS                         0.0%         0%-20%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-20%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         0.0%         0%-5%
[graphic] U.S. Government Money**          0.0%          0-5%

____________________
*Target allocation represents the Fund's target for investments in the Underlying Funds. The Fund's actual allocations in the Underlying Funds may differ from the target due to market fluctuations and other factors. Accessor Capital has the discretion to change the Fund's target allocation without notice to shareholders. Changes to the target allocations are posted to the website, www.accessor.com, as soon as reasonably possible after they occur. The actual allocations are updated quarterly on the website.

**Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.